Leases (Tables)	12 Months Ended
Sep. 30, 2021
Leases
Schedule of weighted-average remaining lease term and the weighted-average discount rate of leases

	September 30,	September 30,
	2021	2020
Weighted-average remaining lease term	2.60 years	3.28 years

Weighted-average discount rate	6.54%	7.22%

Schedule of maturity of operating lease liabilities

12 months ending September 30,
2022	$39,687
2023	19,572
2024	14,680
Total lease payments	73,939
Less: imputed interest	(4,868)
Total lease liabilities	$69,071